Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension Plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Post employment benefits
Balance at beginning of the period	€ 76	€ 71
Service cost	(51)	(42)
Interest income/(cost)	4	8
Return on plan assets excluding interest income	(467)	(102)
Actuarial gains arising from changes in demographic assumptions	6	72
Actuarial gains arising from changes in financial assumptions	465	30
Actuarial losses arising from experience adjustments	(16)	(77)
Employer cash contributions	41	41
Exchange rate movements	5	31
Liabilities held for sale		51
Other movements	(8)	(7)
Balance at end of the period	55	76
Assets.
Post employment benefits
Balance at beginning of the period	5,148	5,047
Interest income/(cost)	229	223
Return on plan assets excluding interest income	(467)	(102)
Employer cash contributions	41	41
Member cash contributions	19	15
Benefits paid	(192)	(173)
Exchange rate movements	84	104
Other movements	(8)	(7)
Balance at end of the period	4,854	5,148
Liabilities.
Post employment benefits
Balance at beginning of the period	(5,072)	(4,976)
Service cost	(51)	(42)
Interest income/(cost)	(225)	(215)
Actuarial gains arising from changes in demographic assumptions	6	72
Actuarial gains arising from changes in financial assumptions	465	30
Actuarial losses arising from experience adjustments	(16)	(77)
Member cash contributions	(19)	(15)
Benefits paid	192	173
Exchange rate movements	(79)	(73)
Liabilities held for sale		51
Balance at end of the period	€ (4,799)	€ (5,072)